Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

Long-term investments consist of investments in privately held companies. The following table sets forth the changes in the Group’s long-term investments:

	As of December 31, 2024		As of December 31, 2025
	$	Interest %	$	Interest %
Equity method investments
Zhizhen Guorui (1)	1,559,685	26%	-	-
Total	1,559,685		-	-

Long-term investment without readily determinable fair value
Shanghai Shenghan (2)	47,413	16.56%	-	-
Jiaxing Yuanbeibei (3)	684,997	1.82%	-	-
Shanghai Bangtu (4)	205,499	5%	-	-
Total	937,909		-	-

(1)	In February 2022, the Group entered into agreements with third parties to establish Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd. (“Zhizhen Guorui”) with a total consideration of $2.9 million. According to the investment agreement, Zhizhen Guorui’s board of directors consists of 5 directors, two of whom is appointed by the Group. Therefore, the Group recognized it as long-term equity investment and measured under equity method since the Group had the ability to exercise significant influence over Zhizhen Guorui. In September 2023, the Group entered into an agreement with a third party to transfer 11% of the shares of Zhizhen Guorui held by the Group for a total consideration of RMB5,500,000 (equivalent to $753,497) and recognized a gain on disposal of $44,297. Due to the unchanged structure of the board of directors, the Group still had the ability to exercise significant influence over Zhizhen Guorui.
(2)	In September 2015, the Group signed an investment agreement to acquire 20% of the shares of Shanghai Shenghan Information Technology Co., Ltd (“Shanghai Shenghan”) for RMB 5 million, of which the registered capital of RMB 125,000 was subscribed. In January 2018, with the addition of new investors to the investee, Xiao-i’s shareholding percentage in Shanghai Shenghan was diluted to 17.6%. In June 2020, with the capital injection of Wuxi Zhixin Integrated Circuit Investment Center (Limited Partnership), Xiao-i’s shareholding in Shanghai Shenghan was once again diluted to 16.56%. According to the investment agreement, Shanghai Shenghan’s board of directors consists of 3 directors, one of whom is appointed by the Group. Therefore, the Group recognized it as long-term equity investment and measured under equity method since the Group had the ability to exercise significant influence over Shanghai Shenghan as of December 31, 2022. As of December 31, 2023, the board of directors of Shanghai Shenghan changed to 7 members, one of whom is appointed by the Group. The Group concluded that the long-term investment of Shanghai Shenghan should not be accounted for under equity method any more. As Shanghai Shenghan is a private held company without observable changes in fair value, the Group elected to use the alternative measurement without readily determinable fair value.

(3)	In May 2023, the Group subscribed 1.82% of the shares of Jiaxing Yuanbeibei Technology Co., Ltd. (“Jiaxing Yuanbeibei”) with the consideration of $704,235. The investment was accounted for at cost less impairment, adjusted by observable price changes if any, as the Group had neither significant influence nor control over the investee and Jiaxing Yuanbeibei is a privately held company without readily determinable fair value.

(4)	In July 2023, the Group subscribed 5% of the shares of Shanghai Bangtu Information Technology Co., Ltd. (“Shanghai Bangtu”) with the consideration of $211,271. The investment was accounted for at cost less impairments, adjusted by observable price changes if any, as the Group had neither significant influence nor control over the investee and Shanghai Bangtu is a privately held company without readily determinable fair value. In 2024, in accordance with the resolution of the Board of Directors and the Equity Incentive Plan, all shareholders contribute 2% of Shanghai Bangtu’s equity in proportion to their shareholdings for equity-based incentives to relevant employees of Shanghai Bangtu. As a result, the Group’s shareholding ratio was diluted to 4.5%.

The Group recognized its share of loss of $155,734, $81,618, and nil in investment losses for the years ended December 31, 2023, 2024 and 2025, respectively.

The Group recognized impairment loss of long-term investment of $150,708, nil and $2,536,443 for the years ended December 31, 2023, 2024 and 2025, respectively. Management determined that the investment cost is unrecoverable, and therefore a full impairment provision was recognized in 2025.